ABERDEEN FUNDS

Aberdeen Core Fixed Income Fund

Aberdeen Ultra-Short Duration Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statutory Prospectus

dated February 27, 2012, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Core Fixed Income Fund on page 79 of the Fund’s Statutory Prospectus:

Name	Title	Served on the Fund Since
Neil Moriarty	Senior Portfolio Manager	2010
Stephen Cianci	Senior Portfolio Manager	2010
Edward Grant	Portfolio Manager and Head of U.S. Credit Research	2010
Charles Tan	Portfolio Manager/Analyst	2010
Michael Degernes	Senior Portfolio Manager	2010

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Ultra-Short Duration Bond Fund on page 109 of the Fund’s Statutory Prospectus:

Name	Title	Served on the Fund Since
Stephen Cianci	Senior Portfolio Manager	Inception
Michael Degernes	Senior Portfolio Manager	Inception
Kam Poon	Portfolio Manager	Inception
Oliver Chambers	Portfolio Manager and Head of Structured Finance Trading	Inception

The following replaces the information in the section entitled, “Fund Management — Portfolio Management — Aberdeen Core Fixed Income Fund” beginning on page 157 of the Fund’s Statutory Prospectus:

Aberdeen Core Fixed Income Fund

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Neil Moriarty, Senior Portfolio Manager (AAMI)

Neil Moriarty is a senior portfolio manager focusing on the mortgage and government sectors for U.S. Fixed Income. Mr. Moriarty joined Aberdeen in December 2005 after 16 years of experience in fixed income trading and research at several Wall Street firms including Deutsche Asset Management, PaineWebber and Chase Securities. Mr. Moriarty also acted as a fixed income portfolio manager at Swarthmore/Cypress Capital Management for two years. Mr. Moriarty has a B.A. from the University of Massachusetts, Amherst.

Stephen Cianci, CFA, Senior Portfolio Manager (AAMI)

Stephen Cianci is a senior portfolio manager for the U.S. Fixed Income team. He joined Aberdeen in 2010 from Logan Circle Partners where he was co-head of their Core and Core Plus fixed income strategies, lead portfolio manager for Short Duration products and the Head of Structured Products since 2007.  Previously, Mr. Cianci held similar roles as a senior portfolio manager at Delaware Investments from 1992 to 2007. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University.  Mr. Cianci graduated with an MBA and BA from Widener University.

Edward Grant, Portfolio Manager and Head of Credit Research (AAMI)

Edward Grant is a Portfolio Manager and Head of Credit Research on the North American Fixed Income team. Mr. Grant joined Aberdeen following the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Before joining Aberdeen, Mr. Grant worked for PNC and Deutsche Bank Capital Corp where he was a fixed income portfolio manager. Previously, Mr. Grant worked for Raymond James & Associates as head of corporate research. Prior to that, Mr. Grant worked for American Century Investments and ING Investment Management as credit analyst. Mr. Grant graduated with a BS from Lebanon Valley College, Pennsylvania, and a MBA from Widener University, Pennsylvania.

Charles Tan, Portfolio Manager/Analyst (AAMI)

Charles Tan is a Portfolio Manager/Analyst on the North American Fixed Income team. Mr. Tan joined Aberdeen in 2005 from Moody’s Investor Services where he was a senior analyst covering US high yield industrial companies as well as Asian financial institutions. Previously, Mr. Tan worked for First Commercial Bank of Philadelphia as a credit officer. Mr. Tan graduated with a BA from University of International Business and Economics, Beijing and an MBA from Bucknell University, Pennsylvania.

Michael Degernes, Senior Portfolio Manager (AAMI)

Michael Degernes is a senior portfolio manager on the U.S. Fixed Income Team. Mr. Degernes joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Previously Mr. Degernes worked at Bank of America and Bank of America Securities where he was managing director and fixed income analyst. Previously, Mr. Degernes worked for NationsBank Leasing as senior vice president for utility leasing and financial structuring. Prior to that, Mr. Degernes worked for Nova Northwest, Inc. as chief financial officer. Mr. Degernes also worked for PacifiCorp as vice president of finance and assistant treasurer responsible for execution of short and long-term financing. Mr. Degernes began his career with Washington Utilities & Transport Commission as economist and expert witness in utility rate cases.  Mr. Degernes graduated with a BS from Washington State University and a MS from University of California, Davis.

The following replaces the information in the section entitled, “Fund Management — Portfolio Management — Aberdeen Ultra-Short Duration Bond Fund” beginning on page 161 of the Fund’s Statutory Prospectus:

Aberdeen Ultra-Short Duration Bond Fund

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Stephen Cianci, CFA, Senior Portfolio Manager (AAMI)

Stephen Cianci is a senior portfolio manager for the U.S. Fixed Income team. He joined Aberdeen in 2010 from Logan Circle Partners where he was co-head of their Core and Core Plus fixed income strategies, lead portfolio manager for Short Duration products and the Head of Structured Products since 2007.  Previously, Mr. Cianci held similar roles as a senior portfolio manager at Delaware Investments from

1992 to 2007. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University.  Mr. Cianci graduated with an MBA and BA from Widener University.

Michael Degernes, Senior Portfolio Manager (AAMI)

Michael Degernes is a senior portfolio manager on the U.S. Fixed Income Team. Mr. Degernes joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Previously Mr. Degernes worked at Bank of America and Bank of America Securities where he was managing director and fixed income analyst. Previously, Mr. Degernes worked for NationsBank Leasing as senior vice president for utility leasing and financial structuring. Prior to that, Mr. Degernes worked for Nova Northwest, Inc. as chief financial officer. Mr. Degernes also worked for PacifiCorp as vice president of finance and assistant treasurer responsible for execution of short and long-term financing. Mr. Degernes began his career with Washington Utilities & Transport Commission as economist and expert witness in utility rate cases.  Mr. Degernes graduated with a BS from Washington State University and a MS from University of California, Davis.

Kam Poon, Portfolio Manager (AAMI)

Kam Poon is a Portfolio Manager for the US Fixed Income Team focusing on short duration mandates. Mr. Poon joined Aberdeen following the acquisition of Credit Suisse’s asset management division in 2009. Mr. Poon was with Credit Suisse from 1997 to 2009. Before joining Aberdeen, Mr. Poon worked as an Account Administrator with Bank of New York.  Previously, Mr. Poon was at US Trust within the municipal bond area. Mr. Poon graduated with an MBA and BS in Finance from New York University - Stern School of Business.

Oliver Chambers, Portfolio Manager and Head of Structured Finance Trading (AAMI)

Oliver Chambers is a Portfolio Manager and Head of Structured Finance Trading on the North American Fixed Income team. Mr. Chambers joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Previously, Mr. Chambers worked for The Bank of New York where he was a senior custody administrator. Mr. Chambers graduated with a BS from Elmhurst College and a MSF from DePaul University.

This Supplement is dated November 21, 2012.

Please keep this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Core Fixed Income Fund

Aberdeen Ultra-Short Duration Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statement of Additional Information

dated February 27, 2012, as supplemented to date

All references to Timothy Vile and Oliver Boulind are hereby deleted.

The following are added to the chart in the section on “Portfolio Managers” beginning on page 119:

Portfolio Managers	Portfolio Managed	Dollar Range of Portfolio Shares Owned as at September 30, 2012
Edward Grant	Core Fixed Income Fund	$0
Charles Tan	Core Fixed Income Fund	$0
Michael Degernes	Core Fixed Income Fund	$0
Oliver Chambers	Ultra-Short Duration Bond Fund	$0

The following replaces the chart in the section on “Portfolio Managers” beginning on page 119 for:

Christopher Gagnier	Tax-Free Income Fund	$0
Neil Moriarty	Core Fixed Income Fund	$10,001-$50,000
	Global Fixed Income Fund	$0

The following are added to the chart in the section entitled “Other Managed Accounts” for Aberdeen Asset Managers Limited beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of September 30, 2012)
Edward Grant	Mutual Funds: 6 account, $347.5 total assets Other Pooled Investment Vehicles: 39 accounts, $ 1965.5 total assets Other Accounts: 84 accounts, $ 7483.1 total assets
Charles Tan	Mutual Funds: 6 account, $347.5 total assets Other Pooled Investment Vehicles: 39 accounts, $ 1965.5 total assets Other Accounts: 84 accounts, $ 7483.1 total assets
Michael Degernes	Mutual Funds: 6 account, $347.5 total assets Other Pooled Investment Vehicles: 39 accounts, $ 1965.5 total assets Other Accounts: 84 accounts, $ 7483.1 total assets
Oliver Chambers	Mutual Funds: 6 account, $437.4 total assets Other Pooled Investment Vehicles: 39 accounts, $ 1965.5 total assets Other Accounts: 84 accounts, $ 7483.1 total assets
Neil Moriarity	Mutual Funds: 6 account, $347.5 total assets Other Pooled Investment Vehicles: 39 accounts, $ 1965.5 total assets Other Accounts: 84 accounts, $ 7483.1 total assets

This Supplement is dated November 21, 2012.

Please keep this supplement for future reference.